CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 8,822	$ 8,940	$ 7,922
Cost of revenues	1,896	1,619	3,306
Gross profit	6,926	7,321	4,616
Operating expenses:
Research and development	564	313	462
Selling and marketing	3,158	3,060	3,505
General and administrative	1,183	857	732
Other expenses (income)	507	1,085	(137)
Total operating expenses	5,412	5,315	4,562
Operating income	1,514	2,006	54
Financial income (expenses), net	(156)	1,805	990
Income before income tax	1,358	3,811	1,044
Income tax benefit (expense)	5,108	1,006	(25)
Net income	$ 6,466	$ 4,817	$ 1,019
Net earnings per share:
Basic	$ 0.71	$ 0.75	$ 0.47
Diluted	$ 0.70	$ 0.59	$ 0.37
Weighted average number of ordinary shares used in computing basic earnings per share	9,107,130	6,464,808	2,147,370
Weighted average number of ordinary shares used in computing diluted earnings per share	9,194,865	8,156,339	2,755,353